SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Consulting Agreement

Effective October 1, 2023, but consummated on October 26, 2023, the Company entered into an Advisory Services Agreement to provide information technology advisory services with a focus on Machine Learning and Artificial Intelligence with the objective of enhancing the Company’s various platforms.  The term of the agreement is 360 days, if no default by either party, and can be renewed by written notice of at least 20 days prior to the end of each renewal term.  Compensation under the agreement is such that on or before October 15, 2023, the Company shall pay $12,500 in cash or in registered Stock (free trading and unrestricted common stock, registered on Form S-1 or S-8). Subsequently, thereafter on November 15, 2023 equal to $288,000 and on December 15, 2023 equal to $100,000 with the final payment equal to $100,000 due on or before January 15, 2024 (the “Due Date”) for a total payment equal to five hundred thousand dollars, in cash or in S-8 Stock, in the form at the discretion of the Company. If the Company elects to pay the Consultant in form of S-8 Stock, it will be paid and calculated based on the lowest traded bid price for the common stock during the previous 25 trading days prior to the applicable Due Date. In no event, the value of the payment for Services made by Company will be less than USD $500,000.  The Company plans to use current fundraising activities to fund the agreement or may choose to pay in common stock of the Company.  The Company has agreed to reserve 325,000,000 shares of common stock with it’s transfer agent for this agreement.  Besides customary initiation fees of around $16,000 and late fees of $20,000 for any installment payment or common shares not being properly reserved with the transfer agent.

Acquisitions

Broadband

On July 28, 2023, the Company entered into a Securities Purchase Agreement with Broadband Infrastructure, Inc. (“Broadband”) and Braddock Cunningham, owner, for the purchase of 100% of the ownership of Broadband for 600,000 shares of its Series E Convertible Preferred Shares Preferred Stock at a stated price of $5.00 per share or $3,000,000 and a promissory note for $6,000,000. The Series E Preferred Stock is convertible into common stock of TPT Global Tech, Inc. at a 25% discount to market with an automatic conversion upon the Company uplisting to a major U.S. Stock Exchange.  The promissory note will be paid from proceeds raised from the Company’s Reg A capital raise or its proposed Form S-1 filing in conjunction with a capital raise and listing on a major US Stock Exchange. Closing to occur after consideration given and conditions met which primarily relate to standard representation of compliances, consents, and completion of Broadband’s audit.

Tekmovil

On September 18, 2023, the Company entered into a Securities Purchase Agreement (“Tekmovil SPA”) to acquire control of Tekmovil Holdings LLC (“Tekmovil”), a company that helps smartphone and other consumer electronics brands enter, gain, and maintain share in the Latin American and North American market. OCR Ventures, LLC, Soleil AW Investment and Holdings LLC, LuCob2020, LLC and JMDG Ventures, LLC (“Sellers”) severally (and not jointly) agreed to sell 60% of the outstanding membership interests of Tekmovil in the respective amounts set forth the Tekmovil SPA for the aggregate purchase price of $40,000,000.

The acquisition for 60% ownership includes two payments totaling $40,000,000. The initial payment (“First Payment”), up to $20,000,000, can be settled either in cash (a minimum of $10,000,000) or through TPT Series E Convertible Preferred Shares at a stated price of $5.00 per share paid by October 31, 2023, unless extended by Tekmovil shareholders. Any remaining balance from the first installment will result in issuing a secured promissory note (“First Payment Note”) for the remaining balance of the First Payment bearing interest at 6% per annum and a maturity date of the earlier of (i) March 31, 2024, and (ii) a filing by TPT of a Form S-1 registration statement.

For the second portion of the purchase price (“Second Payment Note”), TPT can issue a secured convertible promissory note for $20,000,000, bearing interest at 6% per annum and a maturity date of the earlier of (i) March 31, 2024, and (ii) a filing by TPT of an Uplisting Registration Statement in connection with a primary offering of TPT’s securities and listing of TPT’s common stock on NYSE, NASDAQ or other major US stock exchange. In lieu of payment of Second Payment Note in cash, at Sellers’ sole option, the Second Payment Note may be converted into additional shares of TPT Series E Convertible Preferred Stock with a stated price of $5.00 USD per share.

It is understood by TPT and Sellers that the $40,000,000 purchase price for Transferred Interests is based upon an agreed valuation based on EBITDA of $13,000,000 for Tekmovil’s operations. TPT and Sellers further agreed that if, for the twelve (12) month period following Closing, the EBITDA calculation for the Surviving Corporation is less or more than $13,000,000, the aggregate amount of the $40,000,000 paid to Sellers shall be adjusted proportionally downward or upwards, as the case may be, by a maximum of 20% pro rata to the actual EBITDA increase or decrease. In the event the EBITDA calculation is less than $13,000,000, the Sellers shall refund such amount to TPT within 30 days following receipt of notice of the EBITDA calculation. In the event the EBITDA calculation is more than $13,000,000, TPT shall pay such amount to Buyers within 30 days following receipt of notice of the EBITDA calculation.

Furthermore, a provision allocates up to $80 million of funds raised from TPT's public offering to facilitate the restructuring of Tekmovil's senior debt through loans encompassing a 5-year term with provisions for expedited repayment to TPT.

TPT’s obligations under the First Payment Note and Second Payment Note shall be subject to a Security and Pledge Agreement, in the form attached to the SPA as Exhibit G, which includes a first priority security interest in TPT’s shares in the Surviving Corporation.

The Closing of the transactions contemplated by the SPA (the “Closing”) shall occur no later than the second business day after the fulfillment or waiver of all conditions which primarily relate to consideration given and to standard representations of compliance, consents, and completion of Tekmovil’s audit of the Tekmovil SPA (no later than March 31, 2024). The transaction is subject to the delivery of PCAOB and GAAP compliant audits through the required two years ended prior to date of closure by Tekmovil.

Following the completion of the audit which is also a condition precedent to Closing, then as soon as practicable following the Closing, the parties agree that Tekmovil will be merged with and into an agreed Shell Company which company is defined in the Tekmovil SPA as the Surviving Corporation.

TPT does not have committed financing for the transaction at this time and is seeking equity and debt through its existing Reg A capital raise, debt financing or a proposed public offering.

GeoKall

On October 31, 2023, the Company entered into an Acquisition and Purchase Agreement with Geokall UK Ltd. (“Geokall”), a UK Limited Company, and its owners (“Sellers”) (altogether, the “Parties”) for all of the assets, liabilities, intellectual property, and technology of Geokall in exchange for 200,000 shares of TPT Series E Convertible Preferred Stock with a stated price of $5.00 per share. In addition, TPT agrees that upon a successful fund-raising event, TPT will provide Geokall with working capital in the amount up to $500,000. An audit based on SEC Standards of Geokall UK Ltd financial statements, including footnotes, must be obtained and the Parties agree that the purchase price may be subject to change based on the results of the audit. The closing may occur prior to the audit being completed if Parties agree.

Common Stock Issuances

Subsequent to September 30, 2023, FirstFire and 1800 Diagonal exercised their rights to convert $151,530 of principal amounts into 271,833,333 of shares of common stock.

Subsequent events were reviewed through the date the financial statements were issued.

NOTE 14 – SUBSEQUENT EVENTS

TPT Global Tech Securities Purchase Agreement with MA Littman Atty

Securities Purchase Agreement and Convertible Promissory Note

On March 24, 2023, TPT Global Tech, Inc. (“TPT”) entered into a Securities Purchase Agreement dated with MA Littman Atty Defined Benefit Plan (“Seller”) and Asberry22 Holdings, Inc. (“Asberry”) for the purchase of 500,000 shares of Series A Super Majority Voting Preferred Stock of Asberry for the aggregate principal amount of $500,000. Such five hundred thousand shares of Series A Supermajority Voting Preferred Stock are Supermajority Voting to vote equivalent of 90% of the outstanding common shares of the Common Stock of Asberry at any time (post reverse split of any amount) in the form of the Series A Designation of Rights and Privileges under Exhibit A of the Securities Purchase Agreement.

TPT entered into a $500,000 convertible promissory note (“Convertible Promissory Note”) with Michael A. Littman, Atty Defined Benefit Plan (“MAL-Plan”) pursuant to the above referenced Securities Purchase Agreement. The Convertible Promissory Note is due 180 days from March 24, 2023 and pays interest at the rate of 6% per annum. The Convertible Promissory Note may convert all or part (in increments) of the principal balance to common stock of the Company at the rate of 85% of the volume weighted average price for the preceding 5 market trading days. The Company agreed to file the necessary S-1 to register any shares underlying this conversion right within 120 days of March 24, 2023. To convert, MAL-Plan shall give notice of conversion together with the increment of the note, in writing to the Company, and the conversion shall be effective upon such date of notice.

Agreement and Plan of Merger

An Agreement and Plan of Merger ("Agreement") was made and entered into as of March 24, 2023 by and among TPT SpeedConnect LLC, a Colorado Limited Liability Company (wholly-owned subsidiary of TPT Global Tech, Inc.) ("SPC"), and Asberry 22 Holdings, Inc., a Delaware Corporation ("ASHI"), and SPC Acquisition, Inc., a wholly-owned subsidiary of ASHI, domiciled in Colorado ("Acquisition Sub"). SPC then converted to a Corporate entity and Acquisition Sub merged with and into SPC(the "Merger"). The separate corporate existence of Acquisition Sub ceased and SPC continues as the surviving corporation in the Merger and as wholly-owned subsidiary of ASH. All of the properties, rights and privileges, and power of SPC, vest in the Subsidiary, and all debts, liabilities and duties of SPC are the debts, liabilities and duties of the Subsidiary. The shares of common stock of Acquisition Sub issued and outstanding immediately prior to the Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock.

TPT Global Tech, Inc. is to be issued a total of 4,658,318 common shares of ASHI (the "ASHI Common Stock"), as a result of the merger, constituting 85% of the then issued and outstanding common stock. TPT Global Tech, Inc. also has purchased all of the 500,000 Series A Super Majority Voting Preferred Shares of ASHI.

ASHI shall file a Form S-1 Registration Statement with the Securities Exchange Commission within 120 days after closing, to register for resale: a) the common shares of ASHI, issued at closing, b) conversion shares for the Series A Supermajority Preferred Stock and c) those outstanding shares of the shareholders of ASHI existing as of the day prior to closing, and shall pursue such S-1 filing diligently to effectiveness.

The Officers of ASHI shall resign effective upon the appointment of the new Officers, as designated by SPC. The Current Directors of ASHI shall remain as directors until the Series A Preferred Stock (500,000 shares) of ASHI shall have been redeemed or converted. SPC shall have designated two new directors for appointment effective at closing, and may then appoint new Officers, and the current officers shall resign at closing.

Other items

Subsequent to December 31, 2022, the authorized common shares of the Company has been increased to 4,500,000,000.

Subsequent to December 31, 2022, FirstFire, Cavalry Investments, Cavalry Fund I and 1800 Diagonal exercised their rights to convert $542,324 of principal amounts into 466,848,487 of shares of common stock.

On February 8, 2023, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a $81,675 promissory note agreement (1800 Diagonal Note #2”). The 1800 Diagonal Note #2 has an original issue discount of 9%, or $7,425, and bears interest at 9%, 22% upon default, and is convertible into shares of the Company’s common stock only under default, as defined.  Total of $81,675 plus and accrued interest is due February 8, 2024. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 150,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion under a default.

On February 9, 2023, TPT Global Tech, Inc. and FirstFire Global Opportunities Fund, LLC (“First Fire”) entered into a $330,000 promissory note agreement (Firstfire Note #2”). The  FirstFire Note #2 has an original issue discount of 9%, or $30,000, and bears interest at 10%, 20% upon default, and is convertible into shares of the Company’s common stock only under default, as defined.  $33,000 of interest is considered earned at the issue date.  Total of $330,000 plus accrued interest is due February 8, 2024.  Conversion rights exist that at any time after issuance, the FirstFire Note #2 can be exchanged for shares of common stock at $.0012 per share. 350,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion.

Subsequent events were reviewed through the date the financial statements were issued.